Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory, Net [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2016	2015

Finished goods	$1,757	$1,193
Work in process	562	703
Raw materials	2,299	2,505

	$4,618	$4,401